Employee Benefit Plans - Schedule of Changes in Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 27,206	$ 23,181	$ 27,977	$ 24,482
Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25,931	21,445
Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,275	1,736
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27,206	23,181
Fair Value, Inputs, Level 1 | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25,931	21,445
Fair Value, Inputs, Level 1 | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,275	1,736
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 2 | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 2 | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0